Depreciation Amortization and Impairment - Schedule of Depreciation and Amortization Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Depreciation of property, plant and equipment	$ (20,659)	$ (19,370)	$ (13,834)
Amortization of intangible assets	(66,158)	(62,475)	(49,858)
Totals	$ (86,817)	$ (81,845)	$ (63,692)